Annual Fund Operating Expenses - Innovator Growth-100 Dual Directional 5 Buffer ETF - Quarterly - Innovator Growth-100 Dual Directional 5 Buffer ETF - Quarterly	Jan. 02, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.79%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.79%

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.